Share-Based Compensation - Option Rollforward (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Options
Options outstanding, beginning balance	109,684
Options granted (in shares)	31,914	25,250	49,115	51,610
Options exercised (in shares)	(11,801)
Options forfeited (in shares)	(10,315)
Options outstanding, ending balance	119,482	109,684
Weighted Average Exercise Price (per option)
Options outstanding, beginning balance (in dollars per share)	$ 165.47
Options granted (in dollars per share)	222.82
Options exercised (in dollars per share)	133.10
Options forfeited (in dollars per share)	172.41
Options outstanding, ending balance (in dollars per share)	$ 183.39	$ 165.47
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Options outstanding, weighted average remaining contractual term	4 years 8 months 12 days
Options outstanding, aggregate intrinsic value	$ (373)
Options expected to vest, number of options (in shares)	54,245
Options exercisable, number of options, (in shares)	65,237
Options expected to vest, weighted average exercise price (in dollars per share)	$ 182.20
Options exercisable, weighted average exercise price (in dollars per share)	$ 159.93
Options expected to vest, weighted average remaining contractual term	5 years 6 months
Options exercisable, weighted average remaining contractual term	3 years 10 months 24 days
Options expected to vest, aggregate intrinsic value	$ (830)
Options exercisable, aggregate intrinsic value	$ 455